Income Tax Expense	12 Months Ended
Mar. 31, 2024
Income Tax Expense [Abstract]
Income tax expense

21. Income tax expense

The Company is formed in Cayman Islands and is not subject to tax on its income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax is imposed.

The Company’s subsidiary formed in British Virgin Island is not subject to tax on its income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no British Virgin Island withholding tax is imposed.

The Company’s subsidiary formed in Hong Kong is subject to Hong Kong profits tax, which is calculated in accordance with the two-tiered profits tax rates regime. The applicable tax rate for the first HK$2 million of assessable profits is 8.25% and assessable profits above HK$2 million will continue to be subject to the rate of 16.5% for corporations in Hong Kong, effective from the year of assessment 2018/2019. Before that, the applicable tax rate was 16.5% for corporations in Hong Kong.

	2024	2023	2022
	US$	US$	US$

Tax recognized in profit or loss
Income tax expense
Current tax	—	218,035	8,061

Loss from continuing operation before income tax	(3,679,409)	(11,701,303)	(11,226,587)
Tax calculated at domestic tax rates applicable to respective losses (2024, 2023 and 2022: 16.5%)	(607,103)	(1,930,715)	(1,852,387)
Effect of tax rates in Cayman Islands	—	—	—
Effect of non-taxable income	(1,222,235)	(6,697)	(245)
Effect of expenses not deductible for tax purposes	332,697	450,882	—
Utilization of tax losses previously not recognized	(1,958)	—	—
Tax effect of tax losses not recognized	1,498,599	2,155,447	1,860,693
Income tax expense	—	218,035	8,061

As at March 31,2024, the Group has estimated unrecognized tax losses of approximately US$19,140,000 (2023: US$10,070,000) which can be carried forward and used to offset against future taxable income subject to meeting certain statutory requirements by those companies with unrecognised tax losses in their respective countries of incorporation. Deferred tax assets have not been recognised in respect of these losses as they have arisen in subsidiaries that have been loss making for some time and it is not considered probable that taxable profits will be available against which the tax losses can be utilised. The unrecognised tax losses could be carried forward indefinitely.